SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

NOTE 3: SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies in the financial statements, the Group has made the following judgments, estimates and assumptions, which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

Classification of leases – the Company as a lessor:

In order to determine whether to classify a lease as a finance lease or an operating lease, the Company evaluates whether the lease transfers substantially all the risks and rewards incidental to ownership of the asset.

Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by the Binomial model. The Binomial model is based on share price and exercise price and assumptions regarding expected volatility, term of share option, dividend yield and risk-free interest rate.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Group that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Impairment of inventory:

The net realizable value is determined based on management's evaluation including forecasts and estimates as to the amounts expected to be realized from the sale or use of inventory. The possible effects on the financial statements are the recognition of impairment loss or the reversal of impairment loss.

●	Grants from the IIA:

Government grants received from the IIA are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows and discount rate used to measure the amount of the liability.

•	Deferred tax assets

Deferred tax assets are recognized for unused carryforward tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the timing and level of future taxable profits, its source and the tax planning strategy.